Debt - Finance Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 338	$ 313
Fort Hills Energy Limited Partnership [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 207	$ 229
Lease term	25 years	25 years
Lease renewal option periods	Four additional five-year periods	Four additional five-year periods
Property plant and equipment under finance leases [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets under finance leases	$ 613	$ 406